Consolidated Statements of Cash Flows	3 Months Ended				6 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)
Operating activities:
Loss for the year from continuing operations		$ (5,577,000)		$ (4,060,000)	$ 40,059,000		$ (8,985,000)
Adjusted for:
Interest income	$ (45,000)		$ (9,000)		(49,000)		(29,000)
Items not involving cash:
Net gain on disposition of mineral interests	0		0		(48,390,000)		0
Unrealized net loss (gain) on marketable securities	271,000		(190,000)			$ 226,000		$ 742,000
Depreciation	100,000		97,000		186,000		187,000
Net loss from associates	1,441		0			1,890	0
Amortization of flow-through share premium	(1,011,000)		(1,332,000)		(1,414,000)		(2,555,000)
Accretion of provision for site reclamation and closure	23,000		19,000		40,000		32,000
Share-based compensation	628,000		620,000		1,127,000		1,533,000
Interest expense on lease liability	21,000		25,000			42,000		51,000
Other	6,000		19,000		6,000		(19,000)
Changes in non-cash working capital	750,000		(1,000)		186,000		333,000
Cash used in operating activities, continuing operations	3,393,000		(4,850,000)		(6,091,000)		(8,710,000)
Investing activities:
Interest received	45,000		9,000		49,000		29,000
Acquisition of Eastmain, net of cash acquired	0		0		0		(1,209,000)
Proceeds from disposition of mineral interests, net of transaction costs	0		0			4,479	0
Marketable securities addition	(60,000)		0		(60,000)		0
Acquisition of Universal Mineral Services	(1)		0			$ (1)	0
Property and equipment additions, net of disposals	0		(13,000)		0		(82,000)
Decrease (increase) in restricted cash	(29,000)		0		(29,000)		0
Cash (used in) provided by investing activities, continuing operations	45,000		(4,000)		4,438,000		(1,262,000)
Financing activities:
Lease payments	63,000		45,000		109,000		89,000
Proceeds from issuance of common shares, net of cash share issuance costs	10,864,000		0		10,864,000		0
Proceeds from share option and warrant exercises	0		0		136,000		152,000
Cash provided by financing activities, continuing operations	10,801,000		91,000		10,755,000		63,000
(Decrease) increase in cash	7,363,000		(4,763,000)		9,102,000		(9,909,000)
Cash, beginning of the year	4,998,000		10,215,000		3,259,000			$ 15,361,000
Cash, end of the period	$ 12,361,000		$ 5,452,000		$ 12,361,000		$ 5,452,000